UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-3578

					Aquila Three Peaks High Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	06/30/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT
JUNE 30, 2007

                               AQUILA THREE PEAKS
                                HIGH INCOME FUND

                  [LOGO OF AQUILA THREE PEAKS HIGH INCOME FUND:
            SUN SETTING OVER THREE MOUNTAIN PEAKS WITH SOURING EAGLE]

                                 A FUND DESIGNED
                                  FOR INVESTORS
                                     SEEKING
                               HIGH CURRENT INCOME

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (SM)

[LOGO OF AQUILA THREE PEAKS HIGH INCOME FUND:
SUN SETTING OVER THREE MOUNTAIN PEAKS WITH SOURING EAGLE]

           AQUILA GROUP OF FUNDS SMAQUILA THREE PEAKS HIGH INCOME FUND

                          "HOW THE FUND WORKS THROUGH
                     CAREFUL SELECTION AND DIVERSIFICATION"

                                                                    August, 2007

Dear Fellow Shareholder:

      We are frequently asked by a variety of people how Aquila Three Peaks High Income Fund works in terms of trying to produce the results that we want. Therefore, we thought it would be useful for us to go through, in semi-laymen's language, exactly what the Fund does in terms of how it operates.

      During the second quarter of 2007, especially during June, and continuing in July and August, the capital markets saw some of the volatility that Aquila Three Peaks High Income Fund strives to moderate through careful credit selection and portfolio positioning.

      Our strategy of seeking to deliver strong returns while protecting capital and minimizing the amount of risk we take to generate those returns remains the cornerstone of the Fund's investment philosophy. To accomplish this, we continue to focus on a large variety of bonds of shorter maturity and of higher quality.

      Additionally, we continue to stay broadly diversified across industries and limit our concentration in any one particular issuer. Generally speaking, no one bond represents a large percentage of the overall size of the assets of the Fund.

      When you look over the holdings of the Fund, you see that there are a number of both smaller and larger issues. We are not confined to a limited number of industries. There are an assortment of bonds out there which are considered lower grade. But, we have avoided many of the more aggressive sectors such as autos, housing, paper, and chemicals.

      Given the volatility throughout the quarter and the potential volatility we expect to see throughout the remainder of the year, we believe our disciplined approach is prudent and justified. We additionally believe, our conservative nature enables us to protect principal better by foregoing undue risk, yet hopefully achieving an attractive return.

      While we remain optimistic about the high-yield bond market, we continue to remain cautious, and therefore conservative, in regard to other factors that may potentially impact the performance of the Fund's portfolio.

      We also remain committed to detailed analysis of each and every security in the portfolio. In our view, the differentiating factor of Aquila Three Peaks High Income Fund is that its portfolio represents the bonds of companies that borrow money to improve their earning potential rather than companies just need to get more and more money. We intend to continue to selectively add securities that possess the sound traits we seek - fiscally responsible management teams that are

                      NOT A PART OF THE SEMI-ANNUAL REPORT
fully committed to paying down their debt and that have significant ownership in the company, thereby aligning their interests with ours.

      Because of our approach, our return to investors will not be as high as some high yield competitors. In essence, we take pride in the fact that the quality of the bonds we stick with should make our Fund higher in overall character. In essence, we seek to take the "junk" out of junk bonds in our approach.

      We intend to maintain our discipline of minimizing volatility by generally avoiding bonds that appear to have stock-like characteristics. Finally, given the extreme geopolitical unrest around the world, we will continue to minimize owning positions with extensive operations abroad.

      In summary, we do our utmost to maintain a higher quality portfolio of high yield bonds, while minimizing duration risk to the degree possible. This strategy should perform well regardless of the economic uncertainty that we will likely continue to face throughout 2007.

      Thank you for your continued support and investment.

                                   Sincerely,


/s/ Sandy Rufenacht                                     /s/ Diana P. Herrmann

Sandy Rufenacht                                         Diana P. Herrmann
Portfolio Manager                                       President and Chair

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF AQUILA THREE PEAKS HIGH INCOME FUND:
SUN SETTING OVER THREE MOUNTAIN PEAKS WITH SOURING EAGLE]

                      AQUILA THREE PEAKS HIGH INCOME FUND

                               SEMI-ANNUAL REPORT

                             MANAGEMENT DISCUSSION

PERFORMANCE OVERVIEW - YEAR TO DATE 2007

      The Aquila Three Peaks High Income Fund Class A Shares posted a 2.51% gain for the six months ended June 30, 2007. We are pleased with the performance relative to the Lehman High-Yield Bond Index, which was up 2.87% year to date, particularly since the Fund is underweighted in the Caa and Ca-D rated bonds which contributed significantly to the index performance.

ECONOMIC OUTLOOK

      REVIEW OF ECONOMIC DATA: A MIXED BAG - Recent data and economic forecasts are showing a potential revival of the Gross Domestic Product (GDP). Despite a relatively robust global economy, it is our view that the average American is strained as a result of overspending and under saving. Higher interest rates on credit cards, adjustable rate mortgages and second mortgages combined with elevated energy prices and food costs are taking their toll on discretionary spending. The continued and pronounced housing slump seems to be slowly bleeding into other industries such as home furnishings and home entertainment. Recent negative news from other consumer-related industries such as autos, restaurants, retailers and entertainment reinforce our thinking. While the national housing slump is clearly taking its toll, several of the consumer sentiment surveys have recently shown unexpected drops.

      INFLATION & INTEREST RATE VOLATILITY - We believe the Federal Reserve (the
Fed) remains concerned about inflationary pressures. A historically low unemployment rate, fairly solid wage growth, and a high level of resource utilization could pose a risk to continued moderation in prices. Meanwhile, non-core or weather-related inflationary pressures such as energy and food prices remain elevated compared to historical measures. Finally, costs of imported goods appear to be rising because of the weak dollar.

      While the Fed has remained firm on the 5.25% fed funds rate over the last year, the longer end of the yield curve, particularly the 10-year Treasury, has been very volatile. The primary drivers of the volatility have been perceived future economic growth, inflation and risk aversion. We believe the Fed is inclined to raise rates but feels constrained, due to the fragility of the housing market and the negative implications another rate hike would have on that industry. Therefore, we think the Fed is likely to leave the fed funds rate unchanged for the foreseeable future given this dilemma.

      Foreign investors may be looking for higher yielding securities across the global capital markets and therefore selling U.S. Treasuries. Since foreign investors own large sums of U.S. Treasuries, this has led to increased volatility in the treasury market, which has subsequently spread across the capital markets, including high yield. Many foreign central banks have increased their rates, or have indicated they intend to do so, as a way to combat inflation. Should rates around the world increase, U.S. Treasury rates would also have to increase to stay competitive and to ward off domestic inflation. Understanding and managing around these issues will be of the utmost importance.

POSITIVE EVENTS IN THE PORTFOLIO

      We saw a number of positive events occur in the portfolio recently. Several companies announced that they were repaying debt, several companies completed tender's or call's of bonds, and several more announced calls that will occur later this year. Petrohawk, Owens-Illinois and Lyondell all announced large non-core asset sales with a stated goal of using the proceeds of the transaction to repay debt. Whiting Petroleum, Freeport McMoran, and North American Energy Partners repaid debt from the issuance of equity. Armor Holdings and Concentra Operating have announced tenders of issues, while Case New Holland, GameStop Holdings and Parker Drilling have announced calls. Horizon PCS, Mission Energy, and Reliant Energy completed tenders while Rogers Wireless, Magnum Hunter, and Nextel Partners completed calls. These were, for the most part, all voluntary actions, as we do not believe any of these companies were approaching any liquidity event or nearing any liquidity crisis. Nearly 5.8% of the portfolio was either called or tendered during the quarter, while another 3.7% announced during the quarter that these events would occur in the third quarter.

      We have primarily redeployed available cash in names that we have deemed to carry lower credit risk, have above average credit metrics, have fiscally responsible management teams, and less than average interest rate sensitivity. This allowed the portfolio to outperform the index in June, the most volatile month of the quarter. Given that spreads have now widened to levels not seen in some time, we will opportunistically look to acquire a variety of names that should offer reasonable value in the maturity spectrum from 2011 to 2014.

RESTAURANTS WEIGH ON PERFORMANCE

      Vicorp Inc. the owner of Village Inn and Bakers Square restaurant concepts, under-performed due to a weak restaurant environment and increased cost pressures of the newly enacted minimum wage standards and increased food costs. After meeting with the management team, we concluded that they do not seem eager to provide liquidity and repay debt. Therefore, we decided to sell our investment in the company, at a loss. NPC International, the largest franchisee of Pizza Huts in the country, is another restaurant company that has been feeling the market's distaste for the industry. However, NPC has not only been a solid performer operationally over the last several quarters but they have used free cash flow to repay debt and expand their store base. Our conversations with management have been reassuring. We continue to perceive the company as a good investment even though they likely face a few difficult issues in the quarters to come.

2007 HIGH-YIELD OUTLOOK

      GENERAL COMMENTARY ABOUT HIGH YIELD - We believe investors will have to continue navigating many cross-currents throughout the remainder of 2007 and possibly into 2008. In general, the high yield market remains focused on volatile interest rates, a potentially weakening consumer, and a surge of lower rated new issue supply as a result of leveraged buyouts. If the recent volatility continues, we will likely see the new issue calendar slow and the quality of covenants strengthen. Given the recent sell off in the high yield market, values on names that we like have improved significantly and have become more attractive. In our opinion, the high yield market has undergone a healthy correction, brought about by supply issues rather than any one fundamental difficulty. We do not believe the economy is headed toward a recession and therefore, do not believe the default rate will rise materially over the next several years.

      SPREADS REFLECTIVE OF THE DEFAULT RATE - Spreads, which remain relatively tight by historical standards (although they've widened recently), are a by-product of the current and expected default rate. The current default rate of 0.68% is well below the historical average of 4.30%. We expect only a slight up-tic in the default rate, and we expect the rate to remain well below its historical average, therefore, suggesting the market does not need to demand a higher risk premium. This leads us to believe spreads can remain at current levels for the foreseeable future, assuming the new issue supply subsides.

STRATEGY FOR THE BALANCE OF THE YEAR

      For the remainder of 2007, we believe our low volatility approach will once again be justified and, most importantly, prudent given the uncertain economic landscape and the potentially volatile capital markets. While we remain constructive on the high-yield bond market given our beliefs that the economy will remain resilient, the Fed will continue to combat inflation prudently, and the default rate will remain well below historical averages, we continue to remain cautious, and therefore conservative, in regards to other factors that may potentially impact the performance of our portfolio. We will look to selectively add names that now offer better yields and yet exhibit all of the qualities that we historically have identified as sound traits. We continue to remain focused on delivering strong returns while protecting capital and minimizing the amount of risk we take to generate those returns.

      As always, we will continue to look for fiscally responsible management teams that are fully committed in our view to de-leveraging the balance sheet. We have heightened our awareness regarding ownership structures that are bondholder friendly with bond indentures that regulate shareholder friendly events such as: stock buybacks, leveraged buyouts (LBO's), increased dividend payouts, and mergers and acquisitions. We continue to prefer management teams that have significant ownership in the company, thereby aligning their interests with ours.

      In summary, we intend to maintain a higher quality portfolio of high yield bonds, while minimizing duration risk to the degree possible. While we belive we continue to find excellent opportunities in the high-yield universe, especially now that the market has widened out, we understand the need for the detailed analysis of each and every credit in the portfolio. Above all, we remain committed to that effort. Thank you for your continued support and investment.


     Principal
      Amount      Corporate Bonds (95.1%)                                                        Value
---------------   ------------------------------------------------------------               ------------
                  ADVERTISING SALES (0.8%)
                  Lamar Media Corp.
  $     175,000   7.250%, 01/01/13 .............................................             $    174,563
                                                                                             ------------

                  ADVERTISING SERVICES (0.6%)
                  RH Donnelley, Inc.
        115,000   10.875%, 12/15/12 ............................................                  122,619
                                                                                             ------------

                  AEROSPACE/DEFENSE (1.4%)
                  Armor Holdings, Inc.
         50,000   8.250%, 08/15/13 .............................................                   52,625
                  Vought Aircraft Industries, Inc.
        250,000   8.000%, 07/15/11 .............................................                  248,750
                                                                                             ------------
                                                                                                  301,375
                                                                                             ------------

                  AGRICULTURAL CHEMICALS (0.7%)
                  Mosaic Global Holdings, Inc.
         25,000   7.300%, 01/15/28 .............................................                   24,000
                  Terra Capital, Inc.
        125,000   7.000%, 02/01/17 .............................................                  120,625
                                                                                             ------------
                                                                                                  144,625
                                                                                             ------------

                  APPAREL MANUFACTURERS (4.0%)
                  Levi Strauss & Co.
        100,000   12.250%, 12/15/12 ............................................                  108,250
         40,000   9.750%, 01/15/15 .............................................                   42,800
                  Oxford Industries, Inc.
        225,000   8.875%, 06/01/11 .............................................                  232,313
                  Phillips-Van Heusen Corp.
        265,000   8.125%, 05/01/13 .............................................                  275,931
                  Warnaco, Inc.
        200,000   8.875%, 06/15/13 .............................................                  211,500
                                                                                             ------------
                                                                                                  870,794
                                                                                             ------------

                  BUILDING-HEAVY CONSTRUCTION (1.2%)
                  Ahern Rentals, Inc.
        255,000   9.250%, 08/15/13 .............................................                  258,188
                                                                                             ------------


     Principal
      Amount      Corporate Bonds (continued)                                                   Value
---------------   ------------------------------------------------------------               ------------
                  CABLE TELEVISION (5.5%)
                  CSC Holdings, Inc.
$       210,000   7.250%, 07/15/08 .............................................             $    211,575
                  DIRECTV TV Holdings LLC and DIRECTV Financing Company, Inc.
        510,000   8.375%, 03/15/13 .............................................                  533,588
                  EchoStar DBS Corp.
        250,000   6.375%, 10/01/11 .............................................                  245,000
        225,000   7.125%, 02/01/16 .............................................                  219,938
                                                                                             ------------
                                                                                                1,210,101
                                                                                             ------------

                  CASINO HOTELS (5.4%)
                  Las Vegas Sands Corp.
        300,000   6.375%, 02/15/15 .............................................                  285,375
                  Mandalay Resort Group
        700,000   7.625%, 07/15/13 .............................................                  678,986
                  Seminole Hard Rock Entertainment, Inc.
        210,000   7.847%, 03/15/14, (Floating Rate Note) (144A) ................                  211,575
                                                                                             ------------
                                                                                                1,175,936
                                                                                             ------------

                  CASINO SERVICES (1.3%)
                  American Casino & Entertainment
         75,000   7.850%, 02/01/12 .............................................                   77,063
                  Fontainebleau Las Vegas Holdings LLC
         85,000   10.250%, 06/15/15, (144A) ....................................                   83,725
                  Virgin River Casino Corp., RBG, LLC and BEB, Inc.

        125,000   9.000%, 01/15/12 .............................................                  127,500
                                                                                             ------------
                                                                                                  288,288
                                                                                             ------------

                  CELLULAR TELECOMMUNICATIONS (1.6%)
                  IPCS, Inc.
        300,000   7.480%, 05/01/13, (Floating Rate Note) (144A) ................                  300,375
                   Nextel Partners, Inc.
         45,000   8.125%, 07/01/11 .............................................                   46,936
                                                                                             ------------
                                                                                                  347,311
                                                                                             ------------

                  CHEMICALS - DIVERSIFIED (2.8%)
                  FMC Finance III SA
        200,000   6.875%, 07/15/17, (144A) .....................................                  196,000


     Principal
      Amount      Corporate Bonds (continued)                                                   Value
---------------   ------------------------------------------------------------               ------------
                  CHEMICALS - DIVERSIFIED (CONTINUED)
                  Innophos, Inc.
$        95,000   8.875%, 08/15/14 .............................................             $     98,325
                  Innophos Holdings, Inc.
        210,000   9.500%, 04/15/12, (144A) .....................................                  213,150
                  Lyondell Chemical Co.
         95,000   10.500%, 06/01/13                                                               102,600
                                                                                             ------------
                                                                                                  610,075
                                                                                             ------------

                  COAL (0.1%)
                  CONSOL Energy, Inc.
         25,000   7.875%, 03/01/12 .............................................                   25,875
                                                                                             ------------

                  COMMERCIAL SERVICES (1.1%)
                  DynCorp International LLC/ DIC Capital Corp.
        225,000   9.500%, 02/15/13 .............................................                  239,344
                                                                                             ------------

                  COMPUTER SERVICES (1.0%)
                  Unisys Corp.
        225,000   6.875%, 03/15/10 .............................................                  219,094
                                                                                             ------------

                  CONTAINERS - METAL/GLASS (4.2%)
                  Ball Corp.
        465,000   6.875%, 12/15/12 .............................................                  465,000
         50,000   6.625%, 03/15/18 .............................................                   48,000
                  BWAY Corp.
         15,000   10.000%, 10/15/10 ............................................                   15,619
                  Crown Americas Capital Corp.
         85,000   7.625%, 11/15/13 .............................................                   85,850
                  Owens-Brockway Glass Container, Inc.
        105,000   8.875%, 02/15/09 .............................................                  106,838
                  Owens-Illinois, Inc.
        204,000   7.500%, 05/15/10 .............................................                  205,785
                                                                                             ------------
                                                                                                  927,092
                                                                                             ------------

                  CONTAINERS - PAPER/PLASTIC (0.9%)
                  AEP Industries, Inc.
        100,000   7.875%, 03/15/13                                                                100,000


     Principal
      Amount      Corporate Bonds (continued)                                                   Value
---------------   ------------------------------------------------------------               ------------
                  CONTAINERS - PAPER/PLASTIC (CONTINUED)
                  Graphic Packaging International, Inc.
$        85,000   8.500%, 08/15/11 .............................................             $     86,913
                                                                                             ------------
                                                                                                  186,913
                                                                                             ------------

                  DIVERSE OPERATIONS/COMMERCIAL SERVICES (1.2%)
                  Aramark Corp.
        250,000   8.500%, 02/01/15, (144A) .....................................                  254,375
                                                                                             ------------

                  ELECTRONIC - GENERATION (1.9%)
                  AES Corp.
        175,000   8.750%, 06/15/08 .............................................                  178,281
        200,000   8.750%, 05/15/13, (144A) .....................................                  211,000
                  Edison Mission Energy
         35,000   7.200%, 05/15/19, (144A)                                                         32,900
                                                                                             ------------
                                                                                                  422,181
                                                                                             ------------

                  FINANCE - AUTO LOANS (4.4%)
                  General Motors Acceptance Corp.
        575,000   4.375%, 12/10/07 .............................................                  570,854
        400,000   6.610%, 05/15/09, (Floating Rate Note) .......................                  399,983
                                                                                             ------------
                                                                                                  970,837
                                                                                             ------------

                  FINANCE - OTHER SERVICES (0.2%)
                  Alamosa Delaware, Inc.
         45,000   8.500%, 01/31/12 .............................................                   47,255
                                                                                             ------------

                  FOOD -  RETAIL (2.6%)
                  Albertson's, Inc.
        315,000   7.250%, 05/01/13 .............................................                  320,999
        100,000   7.450%, 08/01/29 .............................................                   97,533
                   Ingles Markets, Inc.
        145,000   8.875%, 12/01/11 .............................................                  150,256
                                                                                             ------------
                                                                                                  568,788
                                                                                             ------------

                  FUNERAL SERVICE & RELATED ITEMS (2.1%)
                  Carriage Services, Inc.
        325,000   7.875%, 01/15/15 .............................................                  329,063


     Principal
      Amount      Corporate Bonds (continued)                                                   Value
---------------   ------------------------------------------------------------               ------------
                  FUNERAL SERVICE & RELATED ITEMS (CONTINUED)
                  Stewart Enterprises, Inc.
$       125,000   6.250%, 02/15/13 .............................................             $    120,313
                                                                                             ------------
                                                                                                  449,376
                                                                                             ------------

                  GAMBLING - NON-HOTEL (5.8%)
                  Isle of Capri Casinos, Inc.
         50,000   9.000%, 03/15/12 .............................................                   52,125
                  Mohegan Tribal Gaming Authority

        410,000   6.375%, 07/15/09 .............................................                  405,900
                  Pinnacle Entertainment

        400,000   8.250%, 03/15/12 .............................................                  412,000
        115,000   8.750%, 10/01/13 .............................................                  120,175
                  Seneca Gaming Corp.
        275,000   7.250%, 05/01/12 .............................................                  278,781
                                                                                             ------------
                                                                                                1,268,981
                                                                                             ------------

                  HEALTH CARE COST CONTAINMENT (0.2%)
                  Concentra Operating Corp.
         50,000   9.125%, 06/01/12 .............................................                   53,438
                                                                                             ------------

                  INDEPENDENT POWER PRODUCER (0.6%)
                  NRG Energy, Inc.
         90,000   7.250%, 02/01/14 .............................................                   90,225
         50,000   7.375%, 01/15/17 .............................................                   50,188
                                                                                             ------------
                                                                                                  140,413
                                                                                             ------------

                  MACHINERY - FARM (2.3%)
                  Case New Holland, Inc.
        100,000   6.000%, 06/01/09 .............................................                   99,500
        375,000   9.250%, 08/01/11 .............................................                  393,075
                                                                                             ------------
                                                                                                  492,575
                                                                                             ------------

                  MACHINERY - MATERIAL HANDLING (0.6%)
                  Columbus McKinnon Corp.
        125,000   8.875%, 11/01/13 .............................................                  132,188
                                                                                             ------------


     Principal
      Amount      Corporate Bonds (continued)                                                   Value
---------------   ------------------------------------------------------------               ------------
                  MARINE SERVICES (0.6%)
                  Great Lakes Dredge & Dock Corp.
$       125,000   7.750%, 12/15/13 .............................................             $    123,125
                                                                                             ------------

                  MEDICAL - HOSPITALS (3.7%)
                  Community Health System, Inc.
        250,000   8.875%, 07/15/15, (144A) + ...................................                  253,438
                   HCA, Inc.
        600,000   6.750%, 07/15/13 .............................................                  546,000
                                                                                             ------------
                                                                                                  799,438
                                                                                             ------------

                  MEDICAL - NURSING HOMES (0.8%)
                  Sun Healthcare Group, Inc.
        170,000   9.125%, 04/15/15, (144A) ...................................                    176,800
                                                                                             ------------

                  NON-HAZARDOUS WASTE DISPOSAL (0.3%)
                  Allied Waste North America, Inc.
         75,000   6.875%, 06/01/17 ...........................................                     72,563
                                                                                             ------------

                  OFFICE AUTOMATION & EQUIPMENT (1.3%)
                  Xerox Capital Trust I
        275,000   8.000%, 02/01/27 ...........................................                    282,318
                                                                                             ------------

                  OIL & GAS DRILLING (0.8%)
                  Parker Drilling Co.
        175,000   10.110%, 09/01/10, (Floating Rate Note) ....................                    176,969
                                                                                             ------------

                  OIL COMPANY - EXPLORATION & PRODUCTION (4.8%)
                  Baytex Energy Ltd.
         75,000   9.625%, 07/15/10 ...........................................                     77,625
                  Berry Petroleum Co.
         60,000   8.250%, 11/01/16 ...........................................                     60,450
                  Forest Oil Corp.
        125,000   8.000%, 06/15/08 ...........................................                    126,563
                  KCS Energy, Inc.
         30,000   7.125%, 04/01/12 ...........................................                     29,625


     Principal
      Amount      Corporate Bonds (continued)                                                   Value
---------------   ------------------------------------------------------------               ------------
                  OIL COMPANY - EXPLORATION & PRODUCTION (CONTINUED)
                  Petrohawk Energy Corp.
$       235,000   9.125%, 07/15/13 .............................................             $    248,513
                  PetroQuest Energy, Inc.
        250,000   10.375%, 05/15/12 ............................................                  259,375
                  Swift Energy Co.
         30,000   7.625%, 07/15/11 .............................................                   30,375
         25,000   7.125%, 06/01/17 .............................................                   23,813
                  Whiting Petroleum Corp.
        150,000   7.250%, 05/01/12 .............................................                  142,500
         55,000   7.000%, 02/01/14 .............................................                   51,700
                                                                                             ------------
                                                                                                1,050,539
                                                                                             ------------

                  OIL-FIELD SERVICES (0.8%)
                  North America Energy Partners, Inc.
        175,000   8.750%, 12/01/11 .............................................                  176,750
                                                                                             ------------

                  PAPER & RELATED PRODUCTS (0.5%)
                  Rock-Tenn Co.
        105,000   8.200%, 08/15/11 .............................................                  108,150
                                                                                             ------------

                  PIPELINES (2.0%)
                  MarkWest Energy Partners, LP
         85,000   8.500%, 07/15/16, (144A) .....................................                   86,488
                  SemGroup LP
        250,000   8.750%, 11/15/15, (144A) .....................................                  251,250
                  Targa Resources, Inc.
         95,000   8.500%, 11/01/13, (144A) .....................................                   96,425
                                                                                             ------------
                                                                                                  434,163
                                                                                             ------------

                  PRIVATE CORRECTIONS (2.7%)
                  Corrections Corporation of America
        580,000   7.500%, 05/01/11 .............................................                  587,975
                                                                                             ------------

                  PUBLISHING - BOOKS (0.5%)
                  Houghton Mifflin Co.
        115,000   7.200%, 03/15/11 .............................................                  115,000
                                                                                             ------------


     Principal
      Amount      Corporate Bonds (continued)                                                   Value
---------------   ------------------------------------------------------------               ------------
                  PUBLISHING - PERIODICALS (1.4%)
                  Dex Media East LLC
$        35,000   9.875%, 11/15/09 .............................................             $     36,269
                  Dex Media West LLC
        255,000   8.500%, 08/15/10 .............................................                  264,244
                                                                                             ------------
                                                                                                  300,513
                                                                                             ------------

                  RACETRACKS (0.3%)
                  Penn National Gaming, Inc.
         55,000   6.750%, 03/01/15 .............................................                   56,375
                                                                                             ------------

                  RADIO (1.2%)
                  Radio One, Inc.
        250,000   8.875%, 07/01/11 .............................................                  256,563
                                                                                             ------------

                  REAL ESTATE INVESTMENT TRUST - HOTELS (2.3%)
                  FelCor Lodging Limited Partnership
        500,000   7.260%, 12/01/11, (Floating Rate Note) .......................                  500,000
                                                                                             ------------

                  REAL ESTATE MANAGEMENT/SERVICES (0.5%)
                  American Real Estate Partners, L.P.
         90,000   7.125%, 02/15/13, (144A) .....................................                   86,850
         30,000   7.125%, 02/15/13 .............................................                   28,950
                                                                                             ------------
                                                                                                  115,800
                                                                                             ------------

                  RECREATIONAL CENTERS (0.2%)
                  AMF Bowling Worldwide
         45,000   10.000%, 03/01/10 ............................................                   47,250
                                                                                             ------------

                  RENTAL AUTO/EQUIPMENT (1.8%)
                  United Rentals, Inc.
        375,000   7.750%, 11/15/13 .............................................                  375,469
                  Williams Scotsman, Inc.
         25,000   8.500%, 10/01/15 .............................................                   25,813
                                                                                             ------------
                                                                                                  401,282
                                                                                             ------------

                  RETAIL - APPAREL/SHOE (0.5%)
                  Payless ShoeSource, Inc.
        100,000   8.250%, 08/01/13                                                                101,750
                                                                                             ------------


     Principal
      Amount      Corporate Bonds (continued)                                                   Value
---------------   ------------------------------------------------------------               ------------
                  RETAIL - COMPUTER EQUIPMENT (1.8%)
                  GSC Holdings Corp.
$       100,000   9.224%, 10/01/11, (Floating Rate Note) .......................             $    102,430
        275,000   8.000%, 10/01/12 .............................................                  287,375
                                                                                             ------------
                                                                                                  389,805
                                                                                             ------------

                  RETAIL - REGIONAL DEPARTMENT STORE (0.3%)
                  Dillards, Inc.
         60,000   6.690%, 08/01/07 .............................................                   59,925
                                                                                             ------------

                  RETAIL - RESTAURANTS (0.6%)
                  National Pizza Corp.
        130,000   9.500%, 05/01/14 .............................................                  126,100
                                                                                             ------------

                  SATELLITE TELECOMMUNICATIONS (0.3%)
                  Intelsat, Ltd.
         75,000   7.625%, 04/15/12 .............................................                   66,938
                                                                                             ------------

                  SPECIAL PURPOSE ENTITY (3.1%)
                  Bluewater Finance Ltd.
        125,000   10.250%, 02/15/12 ............................................                  130,313
                  Consolidated Communication Illinois Holdings, Inc.
         35,000   9.750%, 04/01/12 .............................................                   36,663
                  Global Cash Access, Inc.
        150,000   8.750%, 03/15/12 .............................................                  155,625
                  Regency Energy Partners LP
         40,000   8.375%, 12/15/13, (144A) .....................................                   41,200
                  Universal City Development Partners, LTD
                    and UCPP Finance, Inc.
         85,000   11.750%, 04/01/10 ............................................                   90,100
                   Wimar Opco, LLC
        225,000   9.625%, 12/15/14, (144A) .....................................                  216,563
                                                                                             ------------
                                                                                                  670,464
                                                                                             ------------

                  STEEL - PRODUCERS (0.8%)
                  Ryerson Tull, Inc.
        175,000   8.250%, 12/15/11                                                                175,875
                                                                                             ------------


     Principal
      Amount      Corporate Bonds (continued)                                                   Value
---------------   ------------------------------------------------------------               ------------
                  TELECOM SERVICES (1.0%)
                  Telcordia Technologies, Inc.
$       250,000   10.000%, 03/15/13, (144A) ....................................             $    222,500
                                                                                             ------------

                  TELEPHONE - INTEGRATED (5.2%)
                  Cincinnati Bell, Inc.
        500,000   7.250%, 07/15/13 .............................................                  512,500
        200,000   8.375%, 01/15/14 .............................................                  202,000
                  Qwest Communications International, Inc.
        215,000   7.250%, 02/15/11 .............................................                  216,613
        150,000   7.500%, 02/15/14 .............................................                  151,875
         50,000   7.500%, 02/15/14 .............................................                   50,625
                                                                                             ------------
                                                                                                1,133,613
                                                                                             ------------

                  TRANSPORTATION - RAIL (0.2%)
                  The Kansas City Southern Railway Co.
         50,000   7.500%, 06/15/09 .............................................                   49,625
                                                                                             ------------

                  WIRE & CABLE PRODUCTS (0.5%)
                  Coleman Cable, Inc.
        100,000   9.875%, 10/01/12 .............................................                  104,500
                                                                                             ------------

                  U.S. GOVERNMENT OBLIGATIONS (1.1%)
                  United States Treasury Bill ++
        250,000   4.735%, 08/02/07 .............................................                  249,038
                                                                                             ------------

                  Total Investments (cost $21,304,411-note 4) ..................   96.2%       21,034,306
                  Other assets less liabilities ................................    3.8           827,505
                                                                                  -----      ------------
                  Net Assets ...................................................  100.0%     $ 21,861,811
                                                                                  =====      ============

+     Security traded on a "when-issued" basis.
++ This security is pledged as collateral for the Fund's when-issued commitments.

                See accompanying notes to financial statements.

                                                                      PERCENT OF
PERCENT OF PORTFOLIO DISTRIBUTION (UNAUDITED)                          PORTFOLIO
---------------------------------------------                          ---------

Advertising Sales                                                         0.8%
Advertising Services                                                      0.6
Aerospace/Defense                                                         1.4
Agricultural Chemicals                                                    0.7
Apparel Manufacturers                                                     4.1
Building - Heavy Construction                                             1.2
Cable Television                                                          5.8
Casino Hotels                                                             5.6
Casino Services                                                           1.4
Cellular Telecommunications                                               1.7
Chemicals - Diversified                                                   2.9
Coal                                                                      0.1
Commercial Services                                                       1.1
Computer Services                                                         1.0
Containers - Metal/Glass                                                  4.4
Containers - Paper/Plastic                                                0.9
Diverse Operations/Commercial Services                                    1.2
Electronic - Generation                                                   2.0
Finance - Auto Loans                                                      4.6
Finance - Other Services                                                  0.2
Food - Retail                                                             2.7
Funeral Service & Related Items                                           2.1
Gambling - Non-Hotel                                                      6.0
Health Care Cost Containment                                              0.3
Independent Power Producer                                                0.7
Machinery - Farm                                                          2.3
Machinery - Material Handling                                             0.6
Marine Services                                                           0.6
Medical - Hospitals                                                       3.8
Medical - Nursing Homes                                                   0.8
Non-Hazardous Waste Disposal                                              0.4
Office Automation & Equipment                                             1.4
Oil & Gas Drilling                                                        0.8
Oil Company - Exploration & Production                                    5.0
Oil-Field Services                                                        0.8

                                                                      PERCENT OF
PERCENT OF PORTFOLIO DISTRIBUTION (CONTINUED)                          PORTFOLIO
---------------------------------------------                          ---------

Paper & Related Products                                                  0.5%
Pipelines                                                                 2.1
Private Corrections                                                       2.8
Publishing - Books                                                        0.6
Publishing - Periodicals                                                  1.4
Racetracks                                                                0.3
Radio                                                                     1.2
Real Estate Investment Trust - Hotels                                     2.4
Real Estate Management/Services                                           0.6
Recreational Centers                                                      0.2
Rental Auto/Equipment                                                     1.9
Retail - Apparel/Shoe                                                     0.5
Retail - Computer Equipment                                               1.9
Retail - Regional Department Store                                        0.3
Retail - Restaurants                                                      0.6
Satellite Telecommunications                                              0.3
Special Purpose Entity                                                    3.2
Steel - Producers                                                         0.8
Telecom Services                                                          1.1
Telephone - Integrated                                                    5.4
Transportation - Rail                                                     0.2
Wire & Cable Products                                                     0.5
U.S. Government Obligations                                               1.2
                                                                        -----
                                                                        100.0%
                                                                        =====

                See accompanying notes to financial statements.

                      AQUILA THREE PEAKS HIGH INCOME FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2007 (unaudited)

ASSETS
     Investments at value (cost $21,304,411) ................................................................         $ 21,034,306
     Cash ...................................................................................................            1,003,444
     Interest receivable ....................................................................................              433,513
     Receivable for Fund shares sold ........................................................................               93,664
     Receivable from Manager ................................................................................                8,102
     Other assets ...........................................................................................               26,806
                                                                                                                      ------------
     Total assets ...........................................................................................           22,599,835
                                                                                                                      ------------

LIABILITIES
   Payable for investment securities purchased ..............................................................              649,560
   Dividends payable ........................................................................................               67,410
   Distribution and service fees payable ....................................................................                3,471
   Accrued expenses and other liabilities ...................................................................               17,583
                                                                                                                      ------------
   Total liabilities ........................................................................................              738,024
                                                                                                                      ------------
NET ASSETS ..................................................................................................         $ 21,861,811
                                                                                                                      ============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share ......................         $     21,764
   Additional paid-in capital ...............................................................................           21,971,021
   Net unrealized depreciation on investments (note 4) ......................................................             (270,105)
   Accumulated net realized gain on investments .............................................................              138,809
   Undistributed net investment income ......................................................................                  322
                                                                                                                      ------------
                                                                                                                      $ 21,861,811
                                                                                                                      ============

CLASS A
   Net Assets ...............................................................................................         $  8,105,553
                                                                                                                      ============
   Capital shares outstanding ...............................................................................              806,948
                                                                                                                      ============
   Net asset value and redemption price per share ...........................................................         $      10.04
                                                                                                                      ============
   Offering price per share (100/96 of $10.04 adjusted to nearest cent) .....................................         $      10.46
                                                                                                                      ============

CLASS C
   Net Assets ...............................................................................................         $  2,415,334
                                                                                                                      ============
   Capital shares outstanding ...............................................................................              240,449
                                                                                                                      ============
   Net asset value and offering price per share .............................................................         $      10.05
                                                                                                                      ============
   Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ............................................................         $      10.05*
                                                                                                                      ============

CLASS I
   Net Assets ...............................................................................................         $  3,220,880
                                                                                                                      ============
   Capital shares outstanding ...............................................................................              320,703
                                                                                                                      ============
   Net asset value, offering and redemption price per share .................................................         $      10.04
                                                                                                                      ============

CLASS Y
   Net Assets ...............................................................................................         $  8,120,044
                                                                                                                      ============
   Capital shares outstanding ...............................................................................              808,349
                                                                                                                      ============
   Net asset value, offering and redemption price per share .................................................         $      10.05
                                                                                                                      ============

                See accompanying notes to financial statements.

                      AQUILA THREE PEAKS HIGH INCOME FUND
                            STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2007 (unaudited)

Investment Income:

     Interest income ...............................................................                                  $  541,025

Expenses:

     Management fees (note 3) ......................................................            $  49,023
     Distribution and service fees (note 3) ........................................               14,797
     Legal fees (note 3) ...........................................................               50,014
     Registration fees and dues ....................................................               48,900
     Trustees' fees and expenses ...................................................               40,758
     Transfer and shareholder servicing agent fees (note 3) ........................                9,679
     Shareholders' reports .........................................................                8,750
     Fund accounting fees ..........................................................                8,494
     Auditing and tax fees .........................................................                5,455
     Custodian fees ................................................................                4,058
     Chief compliance officer (note 3) .............................................                2,067
     Insurance .....................................................................                  229
     Miscellaneous .................................................................               19,959
                                                                                                ---------
     Total expenses ................................................................              262,183

     Management fee waived (note 3) ................................................              (49,023)
     Reimbursement of expenses by Manager (note 3) .................................             (128,550)
     Expenses paid indirectly (note 7) .............................................               (8,880)
                                                                                                ---------
     Net expenses ..................................................................                                      75,730
                                                                                                                      ----------
     Net investment income .........................................................                                     465,295

Realized and Unrealized Gain (Loss) on Investments:

     Net realized gain (loss) from securities transactions .........................               99,299
     Change in unrealized appreciation on investments ..............................             (324,027)
                                                                                                ---------

     Net realized and unrealized gain (loss) on investments ........................                                    (224,728)
                                                                                                                      ----------
     Net change in net assets resulting from operations ............................                                  $  240,567
                                                                                                                      ==========

                See accompanying notes to financial statements.

                      AQUILA THREE PEAKS HIGH INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                        SIX MONTHS ENDED
                                                                                          JUNE 30, 2007           PERIOD ENDED
                                                                                           (UNAUDITED)         DECEMBER 31, 2006(1)
                                                                                        ----------------       -------------------
OPERATIONS:
   Net investment income ......................................................           $    465,295            $    210,823
   Net realized gain (loss) from securities transactions ......................                 99,299                  53,272
   Change in unrealized appreciation on investments ...........................               (324,027)                 53,922
                                                                                          ------------            ------------
   Change in net assets resulting from operations .............................                240,567                 318,017
                                                                                          ------------            ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Class A Shares (commenced operations on 6/01/06)
   Net investment income ......................................................               (168,287)               (101,985)
   Net realized gain on investments ...........................................                     --                  (6,387)

   Class C Shares (commenced operations on 6/08/06)
   Net investment income ......................................................                (41,776)                (11,579)
   Net realized gain on investments ...........................................                     --                  (1,362)

   Class I Shares (commenced operations on 6/29/06)
   Net investment income ......................................................                (93,299)                (74,248)
   Net realized gain on investments ...........................................                     --                  (3,591)

   Class Y Shares (commenced operations on 6/01/06)
   Net investment income ......................................................               (161,611)                (23,011)
   Net realized gain on investments ...........................................                     --                  (2,422)
                                                                                          ------------            ------------
      Change in net assets from distributions .................................               (464,973)               (224,585)
                                                                                          ------------            ------------

CAPITAL SHARE TRANSACTIONS (note 5):
   Proceeds from shares sold ..................................................             13,522,372              10,845,414
   Reinvested dividends and distributions .....................................                320,001                 193,187
   Cost of shares redeemed ....................................................             (2,394,959)               (494,231)
                                                                                          ------------            ------------
      Change in net assets from capital share transactions ....................             11,447,414              10,544,370
                                                                                          ------------            ------------
      Change in net assets ....................................................             11,223,008              10,637,802

NET ASSETS:
   Beginning of period ........................................................             10,638,803                   1,001
                                                                                          ------------            ------------
   End of period ..............................................................           $ 21,861,811            $ 10,638,803
                                                                                          ============            ============
   *Includes undistributed net investment income ..............................           $        322                      --
                                                                                          ============            ============

(1)   June 1, 2006 (commencement of operations) through December 31, 2006.

                See accompanying notes to financial statements.

                      AQUILA THREE PEAKS HIGH INCOME FUND
                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2007 (unaudited)

1.    ORGANIZATION

      Aquila Three Peaks High Income Fund (the "Fund") is an open-end investment company, which is organized as a Massachusetts business trust. The Fund is a diversified portfolio and on June 1, 2006 began its current investment operations to obtain high current income with capital appreciation as a secondary objective when consistent with its primary objective. The Fund is authorized to issue an unlimited number of shares and offers four classes of shares, Class A, Class C, Class I and Class Y shares. Class A shares are sold with a front-payment sales charge and bear a distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. Class I shares are offered and sold only through financial intermediaries and are not offered directly to retail investors. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

      The Fund was originally organized in 1982 as a money market fund under the name Prime Cash Fund and operated from that date until 1996 when it ceased operating as such type of fund. In 2006, the Fund changed its investment objective to a high current income bond fund and adopted its present name. Accordingly, financial statements for the periods prior to June 1, 2006 are not included in this report.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the bid price. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: The Fund intends to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 required the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would have been recorded as a tax benefit or expense in the current year. FIN 48 was effective for the Fund on June 29, 2007 and there were no uncertain tax positions to be reflected in the Fund's financial statements at June 30, 2007.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3.    FEES AND RELATED PARTY TRANSACTIONS

a)    MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund's average net assets.

      Three Peaks Capital Management, LLC (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio and arranges for the purchases and sales of portfolio securities. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.45% on the first $100 million of average net assets, 0.40% on the next $150 million of average net assets and 0.35% on average assets above $250 million.

      For the six months ended June 30, 2007, the Fund incurred management fees of $49,023, of which all fees were waived. Additionally, during this period the Manager reimbursed the Fund for other expenses in the amount of $128,550. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2007 through December 31, 2007 so that total Fund expenses would not exceed 1.00% for Class A Shares, 1.80% for Class C

Shares, 1.08% for Class I Shares or 0.80% for Class Y Shares. For a period of three years, subsequent to December 31, 2006, the Manager may recover from the Fund fees and expenses waived or reimbursed to the extent that the net unreimbursed Total Annual Fund Operating Expenses do not exceed contractual limitations. At June 30, 2007, the Fund may recover waived and/or reimbursed expenses in the amount of $476,481 of which $298,908 expires on December 31, 2009 and $177,573 which expires on December 31, 2010.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b)    DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2007, distribution fees on Class A Shares amounted to $5,496, of which the Distributor retained $1,758.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2007, amounted to $5,859. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2007, amounted to $1,953. The total of these payments made with respect to Class C Shares amounted to $7,812, of which the Distributor retained $136.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2007, these payments were made at the average annual rate of 0.25% (0.10% under the Distribution Plan and 0.15% under the Shareholder Services Plan) of such net assets and amounted to $3,723 of which $1,489 related to the Plan and $2,234 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. For the six months ended June 30, 2007, total commissions on sales of Class A Shares amounted to $94,072 of which the Distributor received $18,721.

c)    OTHER RELATED PARTY TRANSACTIONS

      For the six months ended June 30, 2007 the Fund incurred $46,849 of legal fees allocable to Hollyer Brady Barrett & Hines LLP ("Hollyer Brady") and its successor, Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund was a partner at Hollyer Brady and is a shareholder of its successor.

4.    PURCHASES AND SALES OF SECURITIES

      During the six months ended June 30, 2007, purchases of securities and proceeds from the sales of securities aggregated $20,355,524 and $11,031,651, respectively.

      At June 30, 2007 the aggregate tax cost for all securities was $21,304,411. At June 30, 2007, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $43,798 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $313,903 for a net unrealized depreciation of $270,105.

5.    CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Fund were as follows:

                                                                 SIX MONTHS ENDED
                                                                   JUNE 30, 2007                             PERIOD ENDED
                                                                    (UNAUDITED)                            DECEMBER 31, 2006
                                                           ------------------------------            ------------------------------
                                                             AMOUNT             SHARES                 AMOUNT             SHARES
                                                           ---------         ------------            ---------         ------------
CLASS A SHARES(1):
  Proceeds from shares sold ....................             489,009         $  4,988,170              512,434         $  5,134,880
  Reinvested dividends .........................              10,248              104,179                8,925               89,664
  Cost of shares redeemed ......................            (187,588)          (1,909,431)             (26,180)            (264,625)
                                                           ---------         ------------            ---------         ------------
      Net change ...............................             311,669            3,182,918              495,179            4,959,919
                                                           ---------         ------------            ---------         ------------

CLASS C SHARES(2):
   Proceeds from shares sold ...................             137,311            1,399,853              104,500            1,049,575
   Reinvested dividends ........................               3,293               33,471                1,112               11,165
   Cost of shares redeemed .....................              (5,767)             (58,735)                  --                   --
                                                           ---------         ------------            ---------         ------------
      Net change ...............................             134,837            1,374,589              105,612            1,060,740
                                                           ---------         ------------            ---------         ------------

CLASS I SHARES(3):
   Proceeds from shares sold ...................              78,023              793,865              283,525            2,826,746
   Reinvested dividends ........................               7,539               76,819                7,739               77,729
   Cost of shares redeemed .....................             (35,672)            (362,904)             (20,451)            (205,127)
                                                           ---------         ------------            ---------         ------------
      Net change ...............................              49,890              507,780              270,813            2,699,348
                                                           ---------         ------------            ---------         ------------

CLASS Y SHARES(1):
   Proceeds from shares sold ...................             622,801            6,340,484              182,480            1,834,213
   Reinvested dividends ........................              10,343              105,532                1,456               14,629
   Cost of shares redeemed .....................              (6,291)             (63,889)              (2,440)             (24,479)
                                                           ---------         ------------            ---------         ------------
      Net change ...............................             626,853            6,382,127              181,496            1,824,363
                                                           ---------         ------------            ---------         ------------
Total transactions in Fund
   shares ......................................           1,123,249         $ 11,447,414            1,053,100         $ 10,544,370
                                                           =========         ============            =========         ============

(1)   Commenced operations on 6/01/06.
(2)   Commenced operations on 6/08/06.
(3)   Commenced operations on 6/29/06.
(4)   For the period 6/01/06-12/31/06.

6.    PORTFOLIO ORIENTATION

      The Fund may invest in high-yield/high-risk bonds, also known as "junk bonds." High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

7.    EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

8.    SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9.    INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

The tax character of distributions:

                                            Year Ended
                                         December 31, 2006
                                         -----------------

        Ordinary income ............      $       224,585

      As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

        Ordinary income ...........      $         39,510
        Unrealized appreciation ...                53,922
                                         ----------------
                                         $         93,432
                                         ================

                       AQUILA THREE PEAKS HIGH INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              Class A                          Class C
                                                                   ----------------------------      ---------------------------
                                                                    Six Months                       Six Months
                                                                      Ended            Period           Ended            Period
                                                                     6/30/07           Ended           6/30/07           Ended
                                                                   (unaudited)      12/31/06(1)      (unaudited)       12/31/06(2)
                                                                   -----------      -----------      -----------       -----------
Net asset value, beginning of period ...........................    $   10.10        $   10.00        $   10.10        $   10.00
                                                                    ---------        ---------        ---------        ---------
Income (loss) from investment operations:
   Net investment income + .....................................         0.31             0.30             0.27             0.26
   Net gain (loss) on securities (both realized
      and unrealized) ..........................................        (0.06)            0.11            (0.05)            0.10
                                                                    ---------        ---------        ---------        ---------
   Total from investment operations ............................         0.25             0.41             0.22             0.36
                                                                    ---------        ---------        ---------        ---------
Less distributions:
   Dividends from net investment income ........................        (0.31)           (0.30)           (0.27)           (0.25)
   Distributions from capital gains ............................           --            (0.01)              --            (0.01)
                                                                    ---------        ---------        ---------        ---------
   Total distributions .........................................        (0.31)           (0.31)           (0.27)           (0.26)
                                                                    ---------        ---------        ---------        ---------
Net asset value, end of period .................................    $   10.04        $   10.10        $   10.05        $   10.10
                                                                    =========        =========        =========        =========
Total return (not reflecting sales charge) .....................         2.51%*           4.11%*           2.20%*           3.63%*

Ratios/supplemental data
   Net assets, end of period (in thousands) ....................    $   8,106        $   5,003        $   2,415        $   1,067
   Ratio of expenses to average net assets .....................         1.11%**          1.53%**          1.91%**          2.04%**
   Ratio of net investment income to average
      net assets ...............................................         6.00%**          4.90%**          5.21%**          4.84%**
   Portfolio turnover rate .....................................        83.95%*         100.40%*          83.95%*         100.40%*

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

Ratio of expenses to average net assets ........................         3.38%**         10.77%**          4.10%**          5.83%**
Ratio of net investment income (loss) to average
   net assets ..................................................         3.73%**         (4.34%)**         3.02%**          1.05%**

The expense ratios after giving effect to waiver of fees, expense remibursement and expense offset for uninvested cash balances were
(note 3):

   Ratio of expenses to average net assets .....................         1.00%**          1.00%**          1.79%**          1.80%**

----------
1     Commenced operations on 6/01/06.
2     Commenced operations on 6/08/06.
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Not annualized.
**    Annualized.


                See accompanying notes to financial statements.

                      AQUILA THREE PEAKS HIGH INCOME FUND
                        FINANCIAL HIGHLIGHTS (continued)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                Class I                       Class Y
                                                                   ----------------------------      ----------------------------
                                                                    Six Months                        Six Months
                                                                      Ended           Period            Ended           Period
                                                                     6/30/07          Ended            6/30/07          Ended
                                                                   (unaudited)      12/31/06(1)      (unaudited)      12/31/06(2)
                                                                   -----------      -----------      -----------      -----------
Net asset value, beginning of period ...........................    $   10.10        $    9.96        $   10.10        $   10.00
                                                                    ---------        ---------        ---------        ---------
Income (loss) from investment operations:
   Net investment income + .....................................         0.32             0.29             0.32             0.32
   Net gain (loss) on securities (both realized
      and unrealized) ..........................................        (0.06)            0.15            (0.05)            0.10
                                                                    ---------        ---------        ---------        ---------
   Total from investment operations ............................         0.26             0.44             0.27             0.42
                                                                    ---------        ---------        ---------        ---------
Less distributions:
   Dividends from net investment income ........................        (0.32)           (0.29)           (0.32)           (0.31)
   Distributions from capital gains ............................           --            (0.01)              --            (0.01)
                                                                    ---------        ---------        ---------        ---------
   Total distributions .........................................        (0.32)           (0.30)           (0.32)           (0.32)
                                                                    ---------        ---------        ---------        ---------
Net asset value, end of period .................................    $   10.04        $   10.10        $   10.05        $   10.10
                                                                    =========        =========        =========        =========
Total return (not reflecting sales charge) .....................         2.55%*           4.50%*           2.71%*           4.22%*

Ratios/supplemental data
   Net assets, end of period (in thousands) ....................    $   3,221        $   2,735        $   8,120        $   1,834
   Ratio of expenses to average net assets .....................         1.06%**          1.32%**          0.92%**          1.07%**
   Ratio of net investment income to average
      net assets ...............................................         6.16%**          5.34%**          6.26%**          5.95%**
   Portfolio turnover rate .....................................        83.95%*         100.40%*          83.95%*         100.40%*

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

Ratio of expenses to average net assets ........................         3.49%**          7.81%**          3.03%**          5.38%**
Ratio of net investment income (loss) to average
   net assets ..................................................         3.73%**         (1.15%)**         4.15%**          1.65%**

The expense ratios after giving effect to waiver of fees, expense remibursement and expense offset for uninvested cash balances were
(note 3):

   Ratio of expenses to average net assets .....................         0.93%**          0.94%**          0.80%**          0.80%**

----------
1     Commenced operations on 6/29/06.
2     Commenced operations on 6/01/06.
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED JUNE 30, 2007

                     ACTUAL
                  TOTAL RETURN        BEGINNING         ENDING        EXPENSES
                     WITHOUT           ACCOUNT          ACCOUNT     PAID DURING
                  SALES CHARGES(1)      VALUE            VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                2.51%        $   1,000.00    $   1,025.10    $   5.02
--------------------------------------------------------------------------------
Class C                2.20%        $   1,000.00    $   1,022.00    $   8.97
--------------------------------------------------------------------------------
Class I                2.55%        $   1,000.00    $   1,025.50    $   4.67
--------------------------------------------------------------------------------
Class Y                2.71%        $   1,000.00    $   1,027.10    $   4.02
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.00%, 1.79%, 0.93% AND 0.80% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED JUNE 30, 2007

                  HYPOTHETICAL
                   ANNUALIZED          BEGINNING        ENDING        EXPENSES
                     TOTAL              ACCOUNT         ACCOUNT     PAID DURING
                     RETURN             VALUE            VALUE     THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                5.00%        $   1,000.00    $   1,019.84    $   5.01
--------------------------------------------------------------------------------
Class C                5.00%        $   1,000.00    $   1,015.92    $   8.95
--------------------------------------------------------------------------------
Class I                5.00%        $   1,000.00    $   1,020.18    $   4.66
--------------------------------------------------------------------------------
Class Y                5.00%        $   1,000.00    $   1,020.83    $   4.01
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.00%, 1.79%, 0.93% AND 0.80% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Fundssm produce is automatically sent to you and all other shareholders. Specifically, you will routinely receive the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q which is available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not generally invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  THREE PEAKS CAPITAL MANAGEMENT, LLC
  5619 DTC Parkway, Suite 1000
  Greenwood Village, Colorado  80111

BOARD OF TRUSTEES
  Diana P. Herrmann, Chair
  John M. Burlingame
  Theodore T. Mason
  Glenn P. O'Flaherty
  John J. Partridge

OFFICERS
  Diana P. Herrmann, President
  Arthur K. Carlson, Executive Vice President
  Charles E. Childs, III, Executive Vice President
  Jerry G. McGrew, Senior Vice President
  Marie E. Aro, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC Inc.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.



ITEM 2.  CODE OF ETHICS.

	Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
September 6, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
September 6, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
September 6, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 6, 2007





AQUILA THREE PEAKS HIGH INCOME FUND

EXHIBIT INDEX


(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.